DERIVATIVE LIABILITIES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares convertible into	375,000
Fair market value of stock	$ 0.51
Conversion Price	$ 2.00
Volatility	118.00%	109.00%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0.00%	0.00%
Life of Convertible Preferred Stock (year)	6 years	6 years
Derivative Financial Instruments, Liabilities [Member]
Derivative [Line Items]
Number of shares convertible into	750,000
Fair market value of stock	$ 0.51
Conversion Price	$ 0.57
Volatility	131.00%
Risk-free interest rate	0.13%
Expected dividend yield	0.00%
Life of Convertible Preferred Stock (year)	1 year